Schedule of investments
Delaware Ivy Value Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.04%
Communication Services — 6.16%
Verizon Communications	303,839	$ 12,530,321
Walt Disney	122,208	12,134,032
		24,664,353
Consumer Discretionary — 9.11%
Genuine Parts	84,212	11,648,204
Lowe's	55,067	12,140,071
TJX	115,545	12,721,504
		36,509,779
Consumer Staples — 8.21%
Conagra Brands	368,178	10,463,619
Dollar Tree †	95,485	10,194,933
Hershey	66,582	12,239,769
		32,898,321
Energy — 6.38%
Chevron	80,900	12,654,378
Exxon Mobil	112,100	12,904,952
		25,559,330
Financials — 15.75%
Allstate	77,303	12,342,197
Fidelity National Information Services	166,003	12,509,986
Travelers	60,209	12,242,898
Truist Financial	338,033	13,132,582
US Bancorp	324,092	12,866,453
		63,094,116
Healthcare — 16.71%
Baxter International	310,959	10,401,579
Cigna Group	37,477	12,388,772
CVS Health	191,581	11,314,774
Hologic †	143,770	10,674,922
Johnson & Johnson	70,672	10,329,419
Merck & Co.	95,736	11,852,117
		66,961,583
Industrials — 12.12%
Dover	70,410	12,705,485
Honeywell International	58,280	12,445,111
Jacobs Solutions	86,623	12,102,099
Northrop Grumman	25,900	11,291,105
		48,543,800
Information Technology — 15.27%
Cisco Systems	241,019	11,450,813
Cognizant Technology Solutions Class A	185,973	12,646,164
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	32,646	$ 12,602,988
Oracle	91,677	12,944,792
Teledyne Technologies †	29,757	11,545,121
		61,189,878
Materials — 3.16%
DuPont de Nemours	157,140	12,648,199
		12,648,199
Real Estate — 3.18%
Equity Residential	183,596	12,730,547
		12,730,547
Utilities — 2.99%
Duke Energy	119,600	11,987,508
		11,987,508
Total Common Stocks (cost $365,028,830)		396,787,414

Short-Term Investments — 0.69%
Money Market Mutual Funds — 0.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	694,091	694,091
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	694,091	694,091
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	694,091	694,091
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	694,092	694,092
Total Short-Term Investments (cost $2,776,365)		2,776,365

Total Value of Securities—99.73% (cost $367,805,195)		399,563,779
Receivables and Other Assets Net of Liabilities—0.27%		1,097,441
Net Assets Applicable to 23,682,315 Shares Outstanding—100.00%		$400,661,220
†	Non-income producing security.
NQ- IV066 [0624] 0824 (3775151)    1